Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net loss	$ (400,232)	$ (414,045)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Investment income earned on investments held in Trust Account	(1,824,459)	4,133
Changes in operating assets and liabilities:
Prepaid expenses	294,898	(277,806)
Accrued expenses	850,788	14,850
Accrued expenses - related parties	(15,000)	(25,000)
Taxes payable	57,569
Net cash (used in) operating activities	(1,036,436)	(697,868)
Cash flows from investing activities:
Distribution for taxes payments	754,873
Cash released from trust account	121,034,650
Investment of cash in Trust Account	(1,365,000)	(127,765,000)
Net cash provided by (used in) investing activities	120,424,523	(127,765,000)
Cash flows from financing activities:
Proceeds from extension loan – related parties	1,365,000
Cash used for common stock redemption	(121,034,650)
Proceeds from sale of Units, net of underwriting discounts paid		123,970,000
Proceeds from sale of Private Placement Units		5,195,000
Payment of offering costs		(325,000)
Due to related party		(100)
Net cash provided by (used in) financing activities	(119,669,650)	128,839,900
Net increase/(decrease) in cash and cash equivalents	(281,563)	377,032
Cash and cash equivalents at the beginning of the period	877,099	500,067
Cash and cash equivalents at the end of the period	595,536	877,099
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial classification of common stock subject to possible redemption		127,765,000
Deferred underwriting fee payable		4,427,500
Additional shares issued to sponsor due to upsize of IPO		28
Reclassification of Class A common stock	316
Remeasurement for Class A common stock subject to possible redemption	$ 2,264,084